Discontinued operations - Summary of Classes of Assets and Liabilities from Discontinued Operations as Follows (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	₽ 75,509	₽ 81,345		₽ 179,264	₽ 189,879
Right-of-use assets	12,412	12,840		17,728	10,112
Other non-current assets	193	226
Total non-current assets	122,593	124,984
Current assets
Inventories	62,449	42,138
Income tax receivables	24	45
Trade and other receivables	24,315	16,403
Cash and cash equivalents	17,701	1,706		3,509	₽ 1,803
Total current assets	114,937	68,856
Total assets	237,530	193,840		312,505
Non-current liabilities
Lease liabilities	3,886	3,958
Provisions	4,118	4,802
Deferred tax liabilities	7,548	6,773
Total non-current liabilities	21,369	25,168
Current liabilities
Trade and other payables	36,278	43,783
Lease liabilities	7,526	7,535
Taxes and similar charges payable other than income tax	9,966	10,969
Provisions	4,424	6,317
Total current liabilities	363,439	399,343
Total liabilities	₽ 384,808	₽ 424,511		₽ 546,102
Discontinued operations [member] | Elga Coal Complex [member]
Non-current assets
Property, plant and equipment			₽ 95,411
Right-of-use assets			1,647
Mineral licenses			11,696
Other non-current assets			7
Total non-current assets			108,761
Current assets
Inventories			928
Income tax receivables			8
Other current assets			248
Trade and other receivables			3,060
Cash and cash equivalents			21
Total current assets			4,265
Total assets			113,026
Non-current liabilities
Lease liabilities			565
Pension obligations			110
Provisions			940
Deferred tax liabilities			6,567
Total non-current liabilities			8,182
Current liabilities
Loans and borrowings			8,031
Trade and other payables			1,930
Lease liabilities			883
Taxes and similar charges payable other than income tax			1,075
Advances received			2
Pension obligations			24
Provisions			61
Total current liabilities			12,006
Total liabilities			20,188
Net assets			₽ 92,838